28. Other income (expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Income from grant, net		R$ 17,427	R$ 21,572	R$ 25,305
Telecommunication service fines		37,490	50,499	44,411
Income on disposal of assets		5,375	2,214	1,708
PIS/COFINS credits (i)	[1]		1,795,000
Other income		68,651	83,558	282,041
Operating income		128,943	1,952,843	353,465
Expenses
FUST/FUNTTEL (ii)	[2]	(133,378)	(137,169)	(143,167)
Taxes, fees and contributions		(10,316)	(4,024)	(4,092)
Provision for legal and administrative proceedings, net of reversal		(290,789)	(466,460)	(452,463)
Expenses on disposal of assets		(13,538)	(7,055)	(4,424)
Other expenses		(32,776)	(62,593)	(32,608)
Operating expense		(480,797)	(677,301)	(636,754)
Other income (expenses)		R$ (351,854)	R$ 1,275,542	R$ (283,289)

[1]	The change refers to the update of claims arising from judicial proceedings with a final decision passed in favor of the company in higher courts, in 2019, which discussed the exclusion of ICMS from calculation basis of PIS and COFINS contributions. The amount of R$ 1,795 million was recorded under Other revenues in June and September 2019 (note 9).
[2]	Representing the expenses incurred with contributions on the various telecommunications revenues due to ANATEL, according to current legislation.